1. ORGANIZATION	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
1. ORGANIZATION
1.	ORGANIZATION

Visualant, Inc. (the “Company” or “Visualant”) was incorporated under the laws of the State of Nevada on October 8, 1998 with authorized common stock of 200,000,000 shares at $0.001 par value. On September 13, 2002, 50,000,000 shares of preferred stock with a par value of $0.001 were authorized by the shareholders.  There are no preferred shares issued and the terms have not been determined. The Company’s executive offices are located in Seattle, Washington.

The Company developed a unique patented Visualant Spectral Pattern Matching™ "SPM" technology. This technology directs structured light onto a physical substance to capture a Visualant Spectral Signature ™ called a ChromaID™. When matched against existing databases, the ChromaID can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

The Company has a Joint Development Agreement through December 31, 2013 with Sumitomo Precision Products Co., Ltd. ("SPP"), which focuses on the commercialization of the ChromaID technology and a License Agreement providing SPP with an exclusive license of the ChromaID technology in identified Asian territories. For more information, visit: http://www.visualant.net.

SPP is publicly traded in Japan and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world. Additional information on SPP is available at http://www.spp.co.jp/English/index2-e.html.

Through the Company’s wholly owned subsidiary, TransTech Systems, Inc. (“TransTech”), based in Aurora, Oregon, the Company provides value added security and authentication solutions to corporate and government security and law enforcement markets throughout the United States.

Visualant, Inc. (the “Company” or “Visualant”) was incorporated under the laws of the State of Nevada on October 8, 1998 with authorized common stock of 200,000,000 shares at $0.001 par value. On September 13, 2002, 50,000,000 shares of preferred stock with a par value of $0.001 were authorized by the shareholders.  There are no preferred shares issued and the terms have not been determined. The Company’s executive offices are located in Seattle, Washington.

The Company developed a unique patented Visualant Spectral Pattern Matching™ "SPM" technology. This technology directs structured light onto a physical substance to capture a Visualant Spectral Signature ™ called a ChromaID™. When matched against existing databases, the ChromaID can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

The Company entered into a one year Joint Development Agreement on May 31, 2012 with Sumitomo Precision Products Co., Ltd. ("SPP"), which focuses on the commercialization of the SPM technology and a License Agreement providing SPP with an exclusive license of the SPM technology in identified Asian territories. For more information, visit: http://www.visualant.net.

SPP is publicly traded on the Tokyo and Osaka Stock Exchanges and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world. Additional information on SPP is available at http://www.spp.co.jp/English/index2-e.html.

Through the Company’s wholly owned subsidiary, TransTech based in Aurora, Oregon, the Company provides value added security and authentication solutions to corporate and government security and law enforcement markets throughout the United States.